LOANS PAYABLE - Disclosure of detailed information about fair value of derivative loan liability assumptions (Details) - $ / shares		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023
Loan Payable [Abstract]
Maturity date	May 10, 2027	May 10, 2027
Risk free interest rate	3.98%	3.66%
Share price	$ 4.44	$ 4.05
Expected volatility	52.00%	52.00%
Dividend yield	0.00%	0.00%
Conversion Price	$ 6	$ 6